OTHER OPERATING INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2017
Other Operating Income And Expenses
OTHER OPERATING INCOME AND EXPENSES

NOTE 33

OTHER OPERATING INCOME AND EXPENSES

a)	Other operating income is comprised of the following components:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Income from assets received in lieu of payment	3,330	1,663	2,455

Income from sale of investments in other companies	-	-	617

Release of contingencies provisions (1)	29,903	-	-

Other income
Leases	264	519	708
Income from sale of property, plant and equipment (2)	23,229	2,017	381
Recovery of provisions for contingencies	-	-	-
Compensation from insurance companies due to damages	1,237	1,530	435
Other	4,053	698	1,843
Subtotal	28,783	4,764	3,367

Total	62,016	6,427	6,439

(1) In accordance with IAS 37, the Bank recorded contingencies provisions, which during 2017 were favorable to the Bank.

(2) Corresponds to legal cession of rights made by Bansa Santander S.A. which result in an income of Ch$20.663 million, as stated in Note N°25.

b)      Other operating expenses are detailed as follows:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$
Allowances and expenses for assets received in lieu of payment
Provision on assets received in lieu of payment	3,912	9,246	7,803
Expenses for maintenance of assets received in lieu of payment	1,679	2,170	2,397
Subtotal	5,591	11,416	10,200

Credit card expenses	3,070	3,636	4,624

Customer services	2,563	3,734	3,919

Other expenses
Operating charge-offs	1,607	6,146	5,359
Life insurance and general product insurance policies	23,475	18,393	11,225
Additional tax on expenses paid overseas	-	142	2,651
Provisions for contingencies	-	4,238	15,230
Retail association payment	912	-	-
Other	31,195	21,197	5,521
Subtotal	57,189	50,116	39,986

Total	68,413	68,902	58,729